Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2025
Vessels, Net
Schedule of vessels, net

	Vessels’ cost	Drydocking and special survey costs	Total
Cost
Balance – January 1, 2024	1,138,221,805	16,215,323	1,154,437,128
Fully amortized Drydock component	—	(6,000,000)	(6,000,000)
Additions	—	11,628,230	11,628,230
Balance - December 31, 2024	1,138,221,805	21,843,553	1,160,065,358
Fully amortized Drydock component	—	(1,600,000)	(1,600,000)
Additions	1,720,000	3,218,335	4,938,335
Balance - December 31, 2025	1,139,941,805	23,461,888	1,163,403,693
Accumulated Depreciation
Balance – January 1, 2024	(158,183,343)	(8,185,605)	(166,368,948)
Fully amortized Drydock component	—	6,000,000	6,000,000
Depreciation charge for the year	(37,494,282)	(3,604,608)	(41,098,890)
Balance - December 31, 2024	(195,677,625)	(5,790,213)	(201,467,838)
Fully amortized Drydock component	—	1,600,000	1,600,000
Depreciation charge for the year	(37,111,815)	(4,306,861)	(41,418,676)
Balance - December 31, 2025	(232,789,440)	(8,497,074)	(241,286,514)
Net Book Value – December 31, 2024	942,544,180	16,053,340	958,597,520
Net Book Value – December 31, 2025	907,152,365	14,964,814	922,117,179

Schedule of other fixed assets

As of December 31,	2025	2024
Right-of-Use assets	58,332	80,206
Total	58,332	80,206

Schedule of advances for acquisition of vessels

Balance – January 1, 2025	—
Additions during the period	38,894,251
Balance – December 31, 2025	38,894,251